Filed Via EDGAR

Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

May 20, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account I ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or "SLUS")
Registration Statement on Form N-6 ("Registration Statement")
File No. 333-143353

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a post-effective amendment to Registration Statement on Form N-6 of Sun Life of Canada (U.S.) Variable Account I.  The post-effective amendment is filed for the purpose of increasing the maximum flat extra charge, introducing a reinstatement benefit for policyowners in certain states and introducing scheduled increases of supplemental insurance face amount.  Scheduled increases are elected and underwritten at issue and result in an increased supplemental insurance face amount at predetermined policy intervals.

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issue.  Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend to make an oral request for acceleration of the effective date of the Amendment to July 27, 2009.  The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

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the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

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should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

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neither the Depositor nor the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions regarding this filing, please contact the undersigned at (781) 446-1638.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
AVP & Senior Counsel